Financial Income and Expenses - Schedule of Financial Income and Expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial income
Interest on marketable securities		R$ 19,297	R$ 29,428	R$ 46,776
Interest on receivable		1,413	1,792	3,497
Monetary variation			61	1,815
Foreign exchange variation		25,492	10,603	44,710
Gain on remeasurement of leases	[1]	2,210	41,376	2,887
Gain on remeasurement of receivables from sale of farms	[1]	108,563	81,459	36,575
Realized profit from derivative transactions	[1]	69,737	99,909	108,969
Unrealized profit from derivative transactions	[1]	110,798	48,288	85,262
Total		337,510	312,916	330,491
Financial expenses
Marketable securities charges		(983)	(1,777)	(2,054)
Bank charges		(5,154)	(3,250)	(3,929)
Interest accrued		(84,350)	(67,220)	(51,526)
Monetary variation		(57)	(26)	(140)
Foreign exchange variation		(25,114)	(12,340)	(41,354)
Gain on remeasurement of leases	[1]	(49,510)	(43,071)	(23,751)
Loss on remeasurement of receivables from sale of farms	[1]	(93,202)	(6,686)	(90,034)
Realized loss from derivative financial transactions	[1]	(112,456)	(41,950)	(61,045)
Unrealized loss from derivative financial transactions	[1]	(47,080)	(130,888)	(50,772)
Total		(417,906)	(307,208)	(324,605)
Financial (expense) income, net		R$ (80,396)	R$ 5,708	R$ 5,886

[1]	Amounts from 2023 revised to better present the net effect of the financial result from the balances of Leases, Sale of Farms and Derivative Financial Transaction.